Product sales and services (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012
Accounts Receivable Reserves, Balance	$ 144,000	$ 139,000
Accounts Receivable Reserves, Ending Balance	127,000	139,000
Accounts Receivable Reserves and Liabilities Balance	698,000
Accounts Receivable Reserves and Liabilities Additions	8,667,000
Accounts Receivable Reserves and Liabilities Reductions	(6,656,000)
Accounts Receivable Reserves and Liabilities Ending Balance	2,709,000
Bloxiverz [Member] | GPO fees [Member]
Liabilities Beginning Balance	6,000
Liabilities Additions	267,000
Liabilities Reductions	(161,000)
Liabilities Balance	112,000
Bloxiverz [Member] | Sales returns [Member]
Liabilities Beginning Balance	42,000
Liabilities Additions	200,000
Liabilities Reductions	(8,000)
Liabilities Balance	234,000
Bloxiverz [Member] | Medicaid rebates [Member]
Liabilities Beginning Balance	37,000
Liabilities Additions	16,000
Liabilities Reductions	(29,000)
Liabilities Balance	24,000
Bloxiverz [Member] | Chargebacks [Member]
Accounts Receivable Reserves, Balance	483,000
Accounts Receivable Reserves, Additions	4,832,000
Accounts Receivable Reserves, Reductions	(4,307,000)
Accounts Receivable Reserves, Ending Balance	1,008,000
Bloxiverz [Member] | Wholesaler Distribution Fees [Member]
Accounts Receivable Reserves, Balance	102,000
Accounts Receivable Reserves, Additions	2,619,000
Accounts Receivable Reserves, Reductions	(1,642,000)
Accounts Receivable Reserves, Ending Balance	1,079,000
Bloxiverz [Member] | Cash Discounts And Other [Member]
Accounts Receivable Reserves, Balance	28,000
Accounts Receivable Reserves, Additions	733,000
Accounts Receivable Reserves, Reductions	(508,000)
Accounts Receivable Reserves, Ending Balance	$ 252,000